ShareBased Compensation (Tables)	9 Months Ended
Sep. 30, 2023
ShareBased Compensation
Schedule of Restricted Stock Units
	2023		2022
	Number of Shares	Weighted-Average Grant Date Fair Value Per Share	Number of Shares	Weighted-Average Grant Date Fair Value Per Share
Unvested balance at January 1	800,000	$2.42	-	$-
RSUs granted	-	$-	-	$-
RSUs vested	(29,332)	$11.10	-	$-
RSUs forfeited	(38,000)	$1.43	-	$-
Unvested balance at March 31	732,668	$2.12	-	$-
RSUs granted	-	$-	-	$-
RSUs vested	*(101,100)	$1.34	-	$-
RSUs forfeited	(34,850)	$1.27	-	$-
Unvested balance at June 30	596,718	$2.30	-	$-
RSUs granted	4,351,000	$0.69	621,332	$11.10
RSUs vested	-	$-	**(533,332)	$11.10
RSUs forfeited	(41,100)	$0.78	-	$-
Unvested balance at September 30	4,906,618	$0.89	88,000	$11.10